Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)	Sep. 01, 2018 CNY (¥)
Revenue recognition
Net revenues	$ 558,248	¥ 3,993,873	¥ 2,862,692	¥ 2,057,557
Contract assets	5,439				¥ 38,912	¥ 0
Contract liabilities	303,428		1,991,647		2,170,815
Refund liability	32,490				232,445	¥ 194,834
Cost of revenues	289,625	2,072,067	1,413,090	1,002,266
Selling and marketing	114,149	816,658	590,589	369,221
Other non-current assets	71,383		251,118		510,697
Retained earnings	601,059		4,535,042		4,300,153
Balances without adoption of Topic 606
Revenue recognition
Net revenues		3,996,085
Cost of revenues		2,096,481
Selling and marketing		836,256
Other non-current assets					466,685
Retained earnings			4,527,371
Effect change higher/(lower)
Revenue recognition
Net revenues		(2,212)
Cost of revenues		(24,414)
Selling and marketing		(19,598)
Other non-current assets					¥ 44,012
Retained earnings			7,671
OneSmart VIP
Revenue recognition
Net revenues		3,167,525
Happy Math
Revenue recognition
Net revenues		514,242
FasTrack
Revenue recognition
Net revenues		192,430
Tianjin Huaying and Hu Dong
Revenue recognition
Net revenues		119,676
Personalized and small class premium tutoring services
Revenue recognition
Net revenues	540,114	3,879,364	2,825,618	2,040,030
Personalized and small class premium tutoring services | OneSmart VIP
Revenue recognition
Net revenues		3,064,994
Personalized and small class premium tutoring services | Happy Math
Revenue recognition
Net revenues		514,242
Personalized and small class premium tutoring services | FasTrack
Revenue recognition
Net revenues		180,452
Personalized and small class premium tutoring services | Tianjin Huaying and Hu Dong
Revenue recognition
Net revenues		119,676
Others
Revenue recognition
Net revenues	$ 18,134	114,509	¥ 37,074	¥ 17,527
Others | OneSmart VIP
Revenue recognition
Net revenues		102,531
Others | FasTrack
Revenue recognition
Net revenues		¥ 11,978